OTHER ASSETS, NET	12 Months Ended
Dec. 31, 2015
OTHER ASSETS, NET [Abstract]
OTHER ASSETS, NET
NOTE 10	-	OTHER ASSETS, NET

Other assets, net consist of the following:

	As of December 31,
	2015	2014
Prepaid long-term land lease, net (see Note 16C)	$3,658	$3,779
Debenture issuance expenses and deferred financing charges	1,170	3,995
Long term prepaid expenses and others	1,931	2,244
	$6,759	$10,018